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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [ ]:  Amendment Number:

   This Amendment (Check only one.):  [  ] is a restatement.
                                      [  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: Chieftain Capital Management, Inc.

Address: 12 East 49th Street, New York, New York 10017

Form 13F File Number: 28-1658

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Thomas D. Stern
Title:  Managing Director
Phone:  (212) 421-9760

Signature, Place, and Date of Signing:


    /s/ Thomas D. Stern            New York, New York          August 14, 2006
------------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 7

Form 13F Information Table Value Total: $ 3,532,896 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                           FORM 13F INFORMATION TABLE

    COLUMN 1       COLUMN 2    COLUMN 3    COLUMN 4            COLUMN 5           COLUMN 6    COLUMN 7           COLUMN 8
    --------       --------    --------    --------            --------           --------    --------   -------------------------
                    TITLE OF                 VALUE       SHRS OR     SH/   PUT/   INVESTMENT    OTHER        VOTING AUTHORITY
 NAME OF ISSUER      CLASS      CUSIP      (x $1000)     PRN AMT     PRN   CALL   DISCRETION   MANAGERS     SOLE      SHARED  NONE
---------------    ---------    -----      ---------     -------     ---   ----   ----------   --------  ----------   ------  ----

COMCAST CORP NEW   CL A SPL   20030N 20 0  1,307,552    40,594,606   SH              SOLE                40,594,606
UNITEDHEALTH
GROUP INC          COM        91324P 10 2    652,329    14,551,182   SH              SOLE                14,551,182
LABORATORY CORP
AMER HOLDINGS      COM NEW    50540R 40 9    615,765     9,855,395   SH              SOLE                 9,855,395
AMERICAN TOWER
CORP               CL A       029912 20 1    614,827    18,911,930   SH              SOLE                18,911,930
CROSSTEX ENERGY
INC                COM        22765Y 10 4    242,974     2,643,910   SH              SOLE                 2,643,910
AMERICAN STD COS
INC DEL            COM        029712 10 6     91,576     2,132,160   SH              SOLE                 2,132,160
CROSSTEX ENERGY
LP                 COM        22765U 10 2      7,873       215,416   SH              SOLE                   215,416